Subsequent Events (Details) ¥ in Millions			1 Months Ended
	Sep. 30, 2025 CNY (¥)	Aug. 21, 2025 USD ($)	Jul. 31, 2025 USD ($) shares	Jul. 31, 2025 CNY (¥) shares
Forecast [Member]
Subsequent Events [Line Items]
Borrowing amount | ¥	¥ 0.9
Percentage of borrowings interest rate	5.40%
Percentage of commission rate of gross proceeds		2.50%
Offering price | $		$ 45,000,000
Repayment date	Jul. 25, 2030
Subsequent Event [Member]
Subsequent Events [Line Items]
Borrowing amount | ¥				¥ 10.0
Percentage of borrowings interest rate			3.10%
Agreement to purchase shares | shares			495,050
Stapled warrants shares | shares				495,050
Subscription amount payable | $			$ 5,000,000
Minimum [Member] | Subsequent Event [Member] | Bank of Hangzhou Co., Ltd [Member]
Subsequent Events [Line Items]
Maturity dates			Jan. 23, 2026
Maximum [Member] | Subsequent Event [Member] | Bank of Hangzhou Co., Ltd [Member]
Subsequent Events [Line Items]
Maturity dates			Jul. 23, 2026